Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2020	September 30, 2021
Accounts receivable	$81,345	$72,039
Allowance for doubtful accounts	(5,047)	(4,796)
Accounts receivable, net	$76,298	$67,243

Movement of allowance for doubtful accounts was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Balance at beginning of the period	$4,534	$4,743	$5,537	$5,047
Charge to expenses	2	457	(861)	261
Write off	—	(415)	—	(546)
Exchange difference	173	11	33	34
Balance at end of the period	$4,709	$4,796	$4,709	$4,796

3. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2019	December 31, 2020
Accounts receivable	$73,178	$81,345
Allowance for doubtful accounts	(5,537)	(5,047)
Accounts receivable, net	$67,641	$76,298

Movement of allowance for doubtful accounts was as follows:

	December 31, 2019	December 31, 2020
Balance at beginning of year	$10,111	$5,537
Charge to expenses	(4,250)	(240)
Write off	(233)	(493)
Exchange difference	(91)	243
Balance at end of year	$5,537	$5,047